Meridian Enhanced Equity Fund
Schedule of Investments
September 30, 2019 (Unaudited)
	Shares	Value
Common Stocks - 114.2%
Communication Services - 24.3%
Diversified Telecommunication Services - 3.0%
GCI Liberty, Inc. Class A [1]	29,570	$ 1,835,410
Entertainment - 11.5%
Activision Blizzard, Inc. [2]	67,073	3,549,503
Take-Two Interactive Software, Inc. [1,2]	13,494	1,691,338
Walt Disney Co. (The)	14,290	1,862,273
		7,103,114
Interactive Media & Services - 3.5%
IAC/InterActiveCorp [1]	2,871	625,792
Snap, Inc. Class A [1]	100,000	1,580,000
		2,205,792
Media - 6.3%
Altice USA, Inc. Class A [1]	21,820	625,797
Boston Omaha Corp. Class A [1]	15,935	315,991
Liberty Global Plc Class A (United Kingdom) [1,2]	120,000	2,970,000
		3,911,788
Total Communication Services		15,056,104
Consumer Discretionary - 15.0%
Hotels, Restaurants & Leisure - 5.9%
Papa John's International, Inc. [2]	70,000	3,664,500
Internet & Direct Marketing Retail - 2.9%
Amazon.com, Inc. [1]	1,030	1,787,987
Leisure Products - 0.5%
Clarus Corp.	27,911	327,257
Specialty Retail - 1.5%
Home Depot, Inc. (The)	4,083	947,338
Textiles, Apparel & Luxury Goods - 4.2%
Hanesbrands, Inc. [3]	100,000	1,532,000
NIKE, Inc. Class B	10,907	1,024,385
		2,556,385
Total Consumer Discretionary		9,283,467
Consumer Staples - 2.2%
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	4,722	1,360,456
Total Consumer Staples		1,360,456
Energy - 4.5%
Energy Equipment & Services - 0.5%
Liberty Oilfield Services, Inc. Class A	28,866	312,619
Oil, Gas & Consumable Fuels - 4.0%
Cheniere Energy, Inc. [1]	5,248	330,939
EOG Resources, Inc.	4,184	310,536
	Shares	Value
Marathon Petroleum Corp.	30,000	$ 1,822,500
		2,463,975
Total Energy		2,776,594
Financials - 21.9%
Banks - 20.4%
Bank OZK	100,000	2,727,000
Citigroup, Inc.	50,000	3,454,000
Citizens Financial Group, Inc. [2]	30,000	1,061,100
U.S. Bancorp	26,544	1,468,945
Wells Fargo & Co.	25,000	1,261,000
Zions Bancorp NA [2]	60,000	2,671,200
		12,643,245
Capital Markets - 1.5%
Intercontinental Exchange, Inc.	10,119	933,680
Total Financials		13,576,925
Health Care - 3.8%
Biotechnology - 1.5%
Alnylam Pharmaceuticals, Inc. [1,3]	3,825	307,607
Exact Sciences Corp. [1]	3,449	311,686
Heron Therapeutics, Inc. [1]	17,369	321,326
		940,619
Health Care Technology - 1.8%
Teladoc Health, Inc. [1]	16,307	1,104,310
Life Sciences Tools & Services - 0.5%
Accelerate Diagnostics, Inc. [1]	16,437	305,235
Total Health Care		2,350,164
Industrials - 6.4%
Marine - 4.9%
Matson, Inc. [2]	80,000	3,000,800
Professional Services - 1.5%
IHS Markit Ltd. (United Kingdom) [1]	13,980	934,982
Total Industrials		3,935,782
Information Technology - 20.3%
IT Services - 4.1%
PayPal Holdings, Inc. [1]	8,526	883,208
Switch, Inc. Class A	20,133	314,478
Visa, Inc. Class A	7,680	1,321,037
		2,518,723
Semiconductors & Semiconductor Equipment - 2.5%
NVIDIA Corp.	9,018	1,569,763
Software - 9.5%
LogMeIn, Inc.	43,000	3,051,280
Microsoft Corp.	13,549	1,883,717
salesforce.com, Inc. [1]	6,293	934,133
		5,869,130

Meridian Funds	1	www.meridianfund.com

Meridian Enhanced Equity Fund
Schedule of Investments (continued)
September 30, 2019 (Unaudited)
	Shares	Value
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	7,707	$ 1,726,137
HP, Inc.	45,760	865,779
		2,591,916
Total Information Technology		12,549,532
Materials - 3.8%
Chemicals - 3.8%
Huntsman Corp.	100,000	2,326,000
Total Materials		2,326,000
Real Estate - 9.9%
Equity Real Estate Investment Trusts (REITS) - 9.9%
American Tower Corp.	2,822	624,029
Equinix, Inc.	2,184	1,259,731
Seritage Growth Properties Class A	7,869	334,354
Weyerhaeuser Co. [2]	140,000	3,878,000
Total Real Estate		6,096,114
Utilities - 2.1%
Independent Power & Renewable Electricity Producers - 2.1%
Vistra Energy Corp.	49,086	1,312,069
Total Utilities		1,312,069
Total Common Stocks - 114.2% (Cost $60,885,289)		70,623,207
	Shares/ Principal Amount
Short-Term Investments - 0.0%
Repurchase Agreements - 0.0%
RBC Dominion Securities Inc., dated 9/30/19, due 10/1/19, 2.29% total to be received $314 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 6.50%, 10/15/19 - 9/1/49, totaling $320)	$314	314
Total Short-Term Investments - 0.0% (Cost $314)		314
Total Investments - 114.2% (Cost $60,885,603)		70,623,521
Liabilities in Excess of Other Assets - (14.2)%		(8,768,128)
Net Assets - 100.0%		$61,855,393
Value
Call Options Written - (17.6)%
Total Call Options Written - (17.6)% (Premium received $(8,722,322))	$(10,880,250)

Meridian Funds	2	www.meridianfund.com

Meridian Enhanced Equity Fund
Schedule of Investments (continued)
September 30, 2019 (Unaudited)
Plc—Public Limited Company
[1]	Non-income producing securities.
[2]	Securities, or a portion thereof, were pledged as collateral for written options by the fund.
[3]	All or portion of this security is on loan at September 30, 2019. Total value of such securities at period-end amounts to
$2,023,884 and represents 3.27% of net assets. Securities loaned with a value of $184,277 have been sold and are pending settlement as of September 30, 2019.

Meridian Funds	3	www.meridianfund.com

Meridian Enhanced Equity Fund
Schedule of Investments
September 30, 2019 (Unaudited)
Exchange-Traded Options Written
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium Received	Value
Call
LogMeIn, Inc.	60.00	12/20/19	200	$ 1,419,200	$ (207,983)	$ (264,000)
Matson, Inc.	30.00	12/20/19	500	1,875,500	(414,164)	(420,000)
Activision Blizzard, Inc.	42.50	1/17/20	100	529,200	(119,765)	(112,500)
HP, Inc.	18.00	1/17/20	500	946,000	(134,606)	(92,000)
Liberty Global Plc Class A (United Kingdom)	22.50	1/17/20	300	742,500	(160,261)	(105,000)
Marathon Petroleum Corp.	37.50	1/17/20	150	911,250	(206,128)	(382,500)
Snap, Inc. Class A	10.00	1/17/20	1,000	1,580,000	(609,203)	(610,000)
Take-Two Interactive Software, Inc.	80.00	1/17/20	100	1,253,400	(237,276)	(486,000)
Weyerhaeuser Co.	21.00	1/17/20	1,400	3,878,000	(810,885)	(1,036,000)
Zions Bancorp NA	34.00	1/17/20	300	1,335,600	(198,385)	(384,000)
Activision Blizzard, Inc.	42.50	2/21/20	350	1,852,200	(458,216)	(425,250)
Bank OZK	22.50	2/21/20	1,000	2,727,000	(499,205)	(610,000)
Huntsman Corp.	15.00	2/21/20	500	1,163,000	(272,102)	(440,000)
LogMeIn, Inc.	55.00	3/20/20	230	1,632,080	(319,622)	(414,000)
Matson, Inc.	30.00	3/20/20	300	1,125,300	(254,080)	(273,000)
Citizens Financial Group, Inc.	30.00	4/17/20	300	1,061,100	(158,761)	(192,000)
Liberty Global Plc Class A (United Kingdom)	22.50	4/17/20	300	742,500	(173,761)	(147,000)
Papa John's International, Inc.	37.50	4/17/20	700	3,664,500	(903,832)	(1,127,000)
Zions Bancorp NA	34.00	4/17/20	300	1,335,600	(215,877)	(358,500)
Activision Blizzard, Inc.	42.50	6/19/20	100	529,200	(134,135)	(140,500)
Citigroup, Inc.	52.50	6/19/20	400	2,763,200	(542,655)	(714,000)
Marathon Petroleum Corp.	37.50	6/19/20	150	911,250	(209,034)	(375,000)
Liberty Global Plc Class A (United Kingdom)	22.50	12/18/20	300	742,500	(217,539)	(207,000)
Liberty Global Plc Class A (United Kingdom)	25.00	12/18/20	300	742,500	(173,847)	(126,000)
Citigroup, Inc.	52.50	1/15/21	100	690,800	(147,392)	(191,500)
Hanesbrands, Inc.	10.00	1/15/21	1,000	1,532,000	(419,207)	(570,000)
Huntsman Corp.	15.00	1/15/21	500	1,163,000	(319,601)	(470,000)
Wells Fargo & Co.	45.00	1/15/21	250	1,261,000	(204,800)	(207,500)
				Total	$(8,722,322)	$(10,880,250)

Meridian Funds	4	www.meridianfund.com